Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	POSCO HOLDINGS INC.
Entity Central Index Key	0000889132
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity File Number	1-13368
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	75,620,779
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	KR
Entity Voluntary Filers	No
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	POSCO Center
Entity Address, Address Line Two	440 Teheran-ro, Gangnam-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	06194
Entity Incorporation, State or Country Code	M5
Auditor Name	Ernst & Young Han Young
Auditor Firm ID	1437
Auditor Location	Seoul, Republic of Korea
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	KR
Entity Address, Address Line One	POSCO Center
Entity Address, Address Line Two	440 Teheran-ro, Gangnam-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	06194
Contact Personnel Name	Chung, Ihn-young
Local Phone Number	3457-1073
City Area Code	82-2
ADS [Member]
Document Information [Line Items]
Trading Symbol	PKX
Title of 12(b) Security	American Depositary Shares, each representing one-fourth of one share of common stock
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	PKX
Title of 12(b) Security	Common Stock, par value Won 5,000 per share
Security Exchange Name	NYSE